SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

The Company has one reportable segment, private aviation services, managed on a consolidated basis by the CEO who is the CODM. The private aviation services segment provides airplane sales and software-as-a-service subscriptions. The Company derives revenue primarily in North America and manages the business activities on a consolidated basis.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance and decides how to allocate resources based on net income (loss) from continuing operations before income taxes that is also reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as consolidated total assets.

The CODM allocates resources and evaluates performance based on net income (loss) from continuing operations before income taxes, which is the Company’s measure of segment profit or loss. The CODM considers year-over-year variances for net income (loss) from continuing operations before taxes when making decisions about how to utilize the Company’s resources.

The components of segment profit or loss were as follows:

	Twelve Months Ended
	December 31,
	2025	2024
Revenue	$78,559	$39,064
Less:
Cost of revenue	63,871	32,181
Selling, general and administrative(1)	10,728	15,506
Loss on fair value adjustment of financial instruments	2,074	2,983
Interest expense, net	4,848	7,493
Loss on debt extinguishment	—	2,804
Add:
Other(2)	4,023	212
Net income (loss) from continuing operations before income taxes	$1,061	$(21,691)

(1)	Includes amounts for depreciation and amortization expense.

(2)	Other includes gains of $10.0 million for settlements of deposits and other liabilities at a discount for the twelve months ended December 31, 2025, offset by a loss on the flyExclusive fourth amendment of $6.1 million for the twelve months ended December 31, 2025.